Related Party Transactions - Schedule of Compensation to Key Management Personnel (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries		$ 1,501,058	$ 1,251,277	$ 1,216,250
Share-based payments	[1]	2,144,930	2,135,579	2,449,683
Total		$ 3,645,988	$ 3,386,856	$ 3,665,933

[1]	Share based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.